Related party transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 0		$ 0		$ 400,000
Shares granted	0	$ 200,000	200,000	$ 1,100,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	200,000	200,000	500,000	400,000
RSUs [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0	$ 0	$ 400,000	$ 200,000